ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Professional services				$ 3,519	$ 2,508	$ 780
Compensation and benefits related				3,516	2,068	897
Warranty reserve	$ 1,813	$ 1,491	$ 1,491	1,813	1,553	1,491
Inventory purchases				1,716	86	620
Income tax payable				1,405
Customer payable				605
Sales and use and franchise taxes				506	586	578
Franchise and royalty fees				188	159
Other				2,056	605	687
Total accrued expenses and other current liabilities				$ 15,324	$ 7,565	$ 5,053
Warranty reserve, at the beginning of the period	1,553	1,491
Warranty reserve assumed in acquisition	326
Additions to warranty reserve	86	346	2,352
Claims fulfilled	(152)	(284)	(977)
Warranty reserve, at the end of the period	$ 1,813	$ 1,553	$ 1,491